Goldman Sachs Income Fund Expense Example - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Income Fund	Mar. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 461
Expense Example, with Redemption, 3 Years	738
Expense Example, with Redemption, 5 Years	1,035
Expense Example, with Redemption, 10 Years	1,879
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	266
Expense Example, with Redemption, 3 Years	608
Expense Example, with Redemption, 5 Years	1,077
Expense Example, with Redemption, 10 Years	2,375
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,184
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,277
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	$ 1,172